Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.58%
Communication services: 9.12%
Diversified telecommunication services: 0.66%
AT&T, Inc.	195,306	$3,732,298
Verizon Communications, Inc.	114,654	4,728,331
		8,460,629
Entertainment: 1.19%
Electronic Arts, Inc.	6,627	923,340
Live Nation Entertainment, Inc.†	3,880	363,711
Netflix, Inc.†	11,737	7,921,067
Take-Two Interactive Software, Inc.†	4,325	672,494
Walt Disney Co.	49,657	4,930,443
Warner Bros Discovery, Inc.†	60,736	451,876
		15,262,931
Interactive media & services: 6.56%
Alphabet, Inc. Class A	160,000	29,144,000
Alphabet, Inc. Class C	133,109	24,414,853
Match Group, Inc.†	7,236	219,830
Meta Platforms, Inc. Class A	59,692	30,097,900
		83,876,583
Media: 0.52%
Charter Communications, Inc. Class A†	2,668	797,625
Comcast Corp. Class A	106,617	4,175,122
Fox Corp. Class A	6,296	216,393
Fox Corp. Class B	3,593	115,048
Interpublic Group of Cos., Inc.	10,281	299,074
News Corp. Class A	10,329	284,771
News Corp. Class B	3,116	88,463
Omnicom Group, Inc.	5,334	478,460
Paramount Global Class B	13,466	139,912
		6,594,868
Wireless telecommunication services: 0.19%
T-Mobile U.S., Inc.	14,045	2,474,448
Consumer discretionary: 9.71%
Automobile components: 0.06%
Aptiv PLC†	7,411	521,883
BorgWarner, Inc.	6,206	200,081
		721,964
Automobiles: 1.39%
Ford Motor Co.	106,816	1,339,472
General Motors Co.	31,078	1,443,884
Tesla, Inc.†	75,576	14,954,979
		17,738,335
See accompanying notes to portfolio of investments
Allspring Index Fund | 1

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Broadline retail: 3.84%
Amazon.com, Inc.†	249,447	$48,205,633
eBay, Inc.	13,783	740,423
Etsy, Inc.†	3,185	187,851
		49,133,907
Distributors: 0.09%
Genuine Parts Co.	3,794	524,786
LKQ Corp.	7,267	302,235
Pool Corp.	1,044	320,852
		1,147,873
Hotels, restaurants & leisure: 1.85%
Airbnb, Inc. Class A†	12,026	1,823,502
Booking Holdings, Inc.	924	3,660,426
Caesars Entertainment, Inc.†	5,895	234,267
Carnival Corp.†	27,513	515,043
Chipotle Mexican Grill, Inc.†	37,400	2,343,110
Darden Restaurants, Inc.	3,251	491,941
Domino’s Pizza, Inc.	950	490,514
Expedia Group, Inc.†	3,458	435,674
Hilton Worldwide Holdings, Inc.	6,811	1,486,160
Las Vegas Sands Corp.	9,944	440,022
Marriott International, Inc. Class A	6,535	1,579,967
McDonald’s Corp.	19,630	5,002,509
MGM Resorts International†	6,835	303,748
Norwegian Cruise Line Holdings Ltd.†	11,686	219,580
Royal Caribbean Cruises Ltd.†	6,449	1,028,164
Starbucks Corp.	30,853	2,401,906
Wynn Resorts Ltd.	2,572	230,194
Yum! Brands, Inc.	7,671	1,016,101
		23,702,828
Household durables: 0.33%
D.R. Horton, Inc.	8,073	1,137,728
Garmin Ltd.	4,186	681,983
Lennar Corp. Class A	6,670	999,633
Mohawk Industries, Inc.†	1,444	164,024
NVR, Inc.†	85	645,027
PulteGroup, Inc.	5,729	630,763
		4,259,158
Leisure products: 0.02%
Hasbro, Inc.	3,565	208,553
Specialty retail: 1.78%
AutoZone, Inc.†	471	1,396,091
Bath & Body Works, Inc.	6,092	237,893
Best Buy Co., Inc.	5,245	442,101
CarMax, Inc.†	4,287	314,409
See accompanying notes to portfolio of investments
2 | Allspring Index Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Specialty retail(continued)
Home Depot, Inc.	26,994	$9,292,414
Lowe’s Cos., Inc.	15,586	3,436,089
O’Reilly Automotive, Inc.†	1,604	1,693,920
Ross Stores, Inc.	9,133	1,327,208
TJX Cos., Inc.	30,848	3,396,365
Tractor Supply Co.	2,937	792,990
Ulta Beauty, Inc.†	1,306	503,946
		22,833,426
Textiles, apparel & luxury goods: 0.35%
Deckers Outdoor Corp.†	699	676,597
lululemon athletica, Inc.†	3,121	932,243
NIKE, Inc. Class B	32,999	2,487,135
Ralph Lauren Corp.	1,064	186,264
Tapestry, Inc.	6,259	267,822
		4,550,061
Consumer staples: 5.63%
Beverages: 1.28%
Brown-Forman Corp. Class B	4,876	210,594
Coca-Cola Co.	105,609	6,722,013
Constellation Brands, Inc. Class A	4,385	1,128,173
Keurig Dr Pepper, Inc.	28,431	949,595
Molson Coors Beverage Co. Class B	4,953	251,761
Monster Beverage Corp.†	19,320	965,034
PepsiCo, Inc.	37,447	6,176,134
		16,403,304
Consumer staples distribution & retail: 1.84%
Costco Wholesale Corp.	12,080	10,267,879
Dollar General Corp.	5,984	791,264
Dollar Tree, Inc.†	5,645	602,717
Kroger Co.	18,233	910,374
Sysco Corp.	13,564	968,334
Target Corp.	12,601	1,865,452
Walgreens Boots Alliance, Inc.	19,504	235,901
Walmart, Inc.	116,355	7,878,397
		23,520,318
Food products: 0.69%
Archer-Daniels-Midland Co.	13,468	814,141
Bunge Global SA	3,857	411,812
Campbell Soup Co.	5,359	242,173
Conagra Brands, Inc.	13,022	370,085
General Mills, Inc.	15,378	972,812
Hershey Co.	4,021	739,180
Hormel Foods Corp.	7,907	241,084
J M Smucker Co.	2,892	315,344
Kellanova	7,171	413,623
See accompanying notes to portfolio of investments
Allspring Index Fund | 3

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Food products(continued)
Kraft Heinz Co.	21,499	$692,698
Lamb Weston Holdings, Inc.	3,933	330,687
McCormick & Co., Inc.	6,857	486,436
Mondelez International, Inc. Class A	36,537	2,390,981
Tyson Foods, Inc. Class A	7,791	445,178
		8,866,234
Household products: 1.19%
Church & Dwight Co., Inc.	6,660	690,509
Clorox Co.	3,383	461,678
Colgate-Palmolive Co.	22,348	2,168,650
Kimberly-Clark Corp.	9,171	1,267,432
Procter & Gamble Co.	64,287	10,602,212
		15,190,481
Personal care products: 0.13%
Estee Lauder Cos., Inc. Class A	6,347	675,321
Kenvue, Inc.	52,157	948,214
		1,623,535
Tobacco: 0.50%
Altria Group, Inc.	46,786	2,131,102
Philip Morris International, Inc.	42,344	4,290,718
		6,421,820
Energy: 3.56%
Energy equipment & services: 0.28%
Baker Hughes Co.	27,184	956,061
Halliburton Co.	24,114	814,571
Schlumberger NV	38,933	1,836,859
		3,607,491
Oil, gas & consumable fuels: 3.28%
APA Corp.	9,807	288,718
Chevron Corp.	46,686	7,302,624
ConocoPhillips	31,857	3,643,804
Coterra Energy, Inc.	20,272	540,654
Devon Energy Corp.	17,215	815,991
Diamondback Energy, Inc.	4,858	972,523
EOG Resources, Inc.	15,654	1,970,369
EQT Corp.	12,028	444,795
Exxon Mobil Corp.	122,191	14,066,628
Hess Corp.	7,528	1,110,531
Kinder Morgan, Inc.	52,594	1,045,043
Marathon Oil Corp.	15,364	440,486
Marathon Petroleum Corp.	9,597	1,664,888
Occidental Petroleum Corp.	18,113	1,141,662
ONEOK, Inc.	15,898	1,296,482
Phillips 66	11,548	1,630,231
See accompanying notes to portfolio of investments
4 | Allspring Index Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Targa Resources Corp.	6,039	$777,702
Valero Energy Corp.	8,907	1,396,261
Williams Cos., Inc.	33,197	1,410,873
		41,960,265
Financials: 12.12%
Banks: 3.14%
Bank of America Corp.	185,324	7,370,335
Citigroup, Inc.	51,956	3,297,128
Citizens Financial Group, Inc.	12,394	446,556
Fifth Third Bancorp	18,632	679,882
Huntington Bancshares, Inc.	39,476	520,294
JPMorgan Chase & Co.	78,220	15,820,777
KeyCorp	25,682	364,941
M&T Bank Corp.	4,545	687,931
PNC Financial Services Group, Inc.	10,838	1,685,092
Regions Financial Corp.	24,946	499,918
Truist Financial Corp.	36,448	1,416,005
U.S. Bancorp	42,505	1,687,448
Wells Fargo & Co.	94,962	5,639,793
		40,116,100
Capital markets: 2.76%
Ameriprise Financial, Inc.	2,705	1,155,549
Bank of New York Mellon Corp.	20,369	1,219,899
BlackRock, Inc.	3,805	2,995,753
Blackstone, Inc.	19,466	2,409,891
Cboe Global Markets, Inc.	2,864	487,052
Charles Schwab Corp.	40,665	2,996,604
CME Group, Inc.	9,808	1,928,253
FactSet Research Systems, Inc.	1,038	423,784
Franklin Resources, Inc.	8,168	182,555
Goldman Sachs Group, Inc.	8,783	3,972,727
Intercontinental Exchange, Inc.	15,624	2,138,769
Invesco Ltd.	12,253	183,305
KKR & Co., Inc.	18,129	1,907,896
MarketAxess Holdings, Inc.	1,032	206,947
Moody’s Corp.	4,277	1,800,318
Morgan Stanley	34,086	3,312,818
MSCI, Inc.	2,158	1,039,616
Nasdaq, Inc.	10,365	624,595
Northern Trust Corp.	5,573	468,021
Raymond James Financial, Inc.	5,081	628,062
S&P Global, Inc.	8,719	3,888,674
State Street Corp.	8,206	607,244
T Rowe Price Group, Inc.	6,082	701,315
		35,279,647
See accompanying notes to portfolio of investments
Allspring Index Fund | 5

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Consumer finance: 0.50%
American Express Co.	15,478	$3,583,931
Capital One Financial Corp.	10,408	1,440,988
Discover Financial Services	6,826	892,909
Synchrony Financial	10,938	516,164
		6,433,992
Financial services: 3.74%
Berkshire Hathaway, Inc. Class B†	49,312	20,060,121
Corpay, Inc.†	1,914	509,909
Fidelity National Information Services, Inc.	15,152	1,141,855
Fiserv, Inc.†	15,937	2,375,250
Global Payments, Inc.	6,953	672,355
Jack Henry & Associates, Inc.	1,986	329,716
Mastercard, Inc. Class A	22,363	9,865,661
PayPal Holdings, Inc.†	28,493	1,653,449
Visa, Inc. Class A	42,878	11,254,189
		47,862,505
Insurance: 1.98%
Aflac, Inc.	14,085	1,257,931
Allstate Corp.	7,189	1,147,796
American International Group, Inc.	18,077	1,342,037
Aon PLC Class A	5,923	1,738,874
Arch Capital Group Ltd.†	10,186	1,027,666
Arthur J Gallagher & Co.	5,952	1,543,413
Assurant, Inc.	1,416	235,410
Brown & Brown, Inc.	6,449	576,605
Chubb Ltd.	11,061	2,821,440
Cincinnati Financial Corp.	4,264	503,578
Everest Group Ltd.	1,184	451,128
Globe Life, Inc.	2,287	188,174
Hartford Financial Services Group, Inc.	8,056	809,950
Loews Corp.	4,945	369,589
Marsh & McLennan Cos., Inc.	13,421	2,828,073
MetLife, Inc.	16,271	1,142,062
Principal Financial Group, Inc.	5,874	460,815
Progressive Corp.	15,954	3,313,805
Prudential Financial, Inc.	9,779	1,146,001
Travelers Cos., Inc.	6,237	1,268,232
W R Berkley Corp.	5,501	432,269
Willis Towers Watson PLC	2,785	730,060
		25,334,908
Health care: 11.44%
Biotechnology: 1.86%
AbbVie, Inc.	48,100	8,250,112
Amgen, Inc.	14,612	4,565,519
Biogen, Inc.†	3,966	919,398
Gilead Sciences, Inc.	33,935	2,328,280
See accompanying notes to portfolio of investments
6 | Allspring Index Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Biotechnology(continued)
Incyte Corp.†	4,331	$262,545
Moderna, Inc.†	9,082	1,078,488
Regeneron Pharmaceuticals, Inc.†	2,889	3,036,426
Vertex Pharmaceuticals, Inc.†	7,029	3,294,633
		23,735,401
Health care equipment & supplies: 2.31%
Abbott Laboratories	47,385	4,923,775
Align Technology, Inc.†	1,907	460,407
Baxter International, Inc.	13,880	464,286
Becton Dickinson & Co.	7,872	1,839,765
Boston Scientific Corp.†	40,046	3,083,943
Cooper Cos., Inc.	5,414	472,642
DexCom, Inc.†	10,832	1,228,132
Edwards Lifesciences Corp.†	16,414	1,516,161
GE HealthCare Technologies, Inc.	11,563	900,989
Hologic, Inc.†	6,357	472,007
IDEXX Laboratories, Inc.†	2,250	1,096,200
Insulet Corp.†	1,908	385,035
Intuitive Surgical, Inc.†	9,662	4,298,141
Medtronic PLC	36,168	2,846,783
ResMed, Inc.	4,002	766,063
Solventum Corp.†	3,764	199,040
STERIS PLC	2,692	591,002
Stryker Corp.	9,235	3,142,209
Teleflex, Inc.	1,283	269,853
Zimmer Biomet Holdings, Inc.	5,604	608,202
		29,564,635
Health care providers & services: 2.38%
Cardinal Health, Inc.	6,634	652,255
Cencora, Inc.	4,509	1,015,878
Centene Corp.†	14,536	963,737
Cigna Group	7,738	2,557,951
CVS Health Corp.	34,195	2,019,557
DaVita, Inc.†	1,409	195,245
Elevance Health, Inc.	6,331	3,430,516
HCA Healthcare, Inc.	5,279	1,696,037
Henry Schein, Inc.†	3,488	223,581
Humana, Inc.	3,282	1,226,319
Labcorp Holdings, Inc.	2,296	467,259
McKesson Corp.	3,541	2,068,085
Molina Healthcare, Inc.†	1,596	474,491
Quest Diagnostics, Inc.	3,026	414,199
UnitedHealth Group, Inc.	25,070	12,767,148
Universal Health Services, Inc. Class B	1,626	300,696
		30,472,954
See accompanying notes to portfolio of investments
Allspring Index Fund | 7

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Life sciences tools & services: 1.20%
Agilent Technologies, Inc.	7,982	$1,034,707
Bio-Rad Laboratories, Inc. Class A†	556	151,849
Bio-Techne Corp.	4,292	307,522
Charles River Laboratories International, Inc.†	1,403	289,832
Danaher Corp.	17,956	4,486,306
IQVIA Holdings, Inc.†	4,963	1,049,377
Mettler-Toledo International, Inc.†	582	813,397
Revvity, Inc.	3,361	352,434
Thermo Fisher Scientific, Inc.	10,397	5,749,541
Waters Corp.†	1,616	468,834
West Pharmaceutical Services, Inc.	1,984	653,510
		15,357,309
Pharmaceuticals: 3.69%
Bristol-Myers Squibb Co.	55,215	2,293,079
Catalent, Inc.†	4,930	277,214
Eli Lilly & Co.	21,746	19,688,394
Johnson & Johnson	65,555	9,581,519
Merck & Co., Inc.	68,990	8,540,962
Pfizer, Inc.	154,350	4,318,713
Viatris, Inc.	32,432	344,752
Zoetis, Inc.	12,429	2,154,691
		47,199,324
Industrials: 7.93%
Aerospace & defense: 1.77%
Axon Enterprise, Inc.†	1,932	568,472
Boeing Co.†	15,718	2,860,833
General Dynamics Corp.	6,193	1,796,837
General Electric Co.	29,816	4,739,849
Howmet Aerospace, Inc.	10,562	819,928
Huntington Ingalls Industries, Inc.	1,074	264,558
L3Harris Technologies, Inc.	5,167	1,160,405
Lockheed Martin Corp.	5,817	2,717,121
Northrop Grumman Corp.	3,789	1,651,815
RTX Corp.	36,214	3,635,523
Textron, Inc.	5,194	445,957
TransDigm Group, Inc.	1,524	1,947,078
		22,608,376
Air freight & logistics: 0.42%
CH Robinson Worldwide, Inc.	3,190	281,103
Expeditors International of Washington, Inc.	3,848	480,192
FedEx Corp.	6,167	1,849,113
United Parcel Service, Inc. Class B	19,868	2,718,936
		5,329,344
Building products: 0.48%
A O Smith Corp.	3,290	269,056
See accompanying notes to portfolio of investments
8 | Allspring Index Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Building products(continued)
Allegion PLC	2,382	$281,433
Builders FirstSource, Inc.†	3,325	460,213
Carrier Global Corp.	22,824	1,439,738
Johnson Controls International PLC	18,350	1,219,725
Masco Corp.	5,999	399,953
Trane Technologies PLC	6,166	2,028,183
		6,098,301
Commercial services & supplies: 0.55%
Cintas Corp.	2,349	1,644,911
Copart, Inc.†	23,832	1,290,741
Republic Services, Inc.	5,576	1,083,640
Rollins, Inc.	7,650	373,244
Veralto Corp.	5,984	571,292
Waste Management, Inc.	9,942	2,121,026
		7,084,854
Construction & engineering: 0.08%
Quanta Services, Inc.	3,987	1,013,057
Electrical equipment: 0.71%
AMETEK, Inc.	6,305	1,051,107
Eaton Corp. PLC	10,890	3,414,559
Emerson Electric Co.	15,583	1,716,623
GE Vernova, Inc.†	7,466	1,280,494
Generac Holdings, Inc.†	1,651	218,295
Hubbell, Inc.	1,462	534,332
Rockwell Automation, Inc.	3,105	854,744
		9,070,154
Ground transportation: 0.95%
CSX Corp.	53,250	1,781,212
J.B. Hunt Transport Services, Inc.	2,221	355,360
Norfolk Southern Corp.	6,154	1,321,202
Old Dominion Freight Line, Inc.	4,853	857,040
Uber Technologies, Inc.†	56,916	4,136,655
Union Pacific Corp.	16,619	3,760,215
		12,211,684
Industrial conglomerates: 0.42%
3M Co.	15,073	1,540,310
Honeywell International, Inc.	17,737	3,787,559
		5,327,869
Machinery: 1.56%
Caterpillar, Inc.	13,321	4,437,225
Cummins, Inc.	3,726	1,031,841
Deere & Co.	7,051	2,634,465
Dover Corp.	3,743	675,424
See accompanying notes to portfolio of investments
Allspring Index Fund | 9

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Machinery(continued)
Fortive Corp.	9,589	$710,545
IDEX Corp.	2,062	414,875
Illinois Tool Works, Inc.	7,396	1,752,556
Ingersoll Rand, Inc.	10,989	998,241
Nordson Corp.	1,480	343,271
Otis Worldwide Corp.	11,013	1,060,111
PACCAR, Inc.	14,277	1,469,674
Parker-Hannifin Corp.	3,501	1,770,841
Pentair PLC	4,522	346,702
Snap-on, Inc.	1,436	375,356
Stanley Black & Decker, Inc.	4,191	334,819
Westinghouse Air Brake Technologies Corp.	4,804	759,272
Xylem, Inc.	6,604	895,701
		20,010,919
Passenger airlines: 0.15%
American Airlines Group, Inc.†	17,871	202,478
Delta Air Lines, Inc.	17,577	833,853
Southwest Airlines Co.	16,301	466,372
United Airlines Holdings, Inc.†	8,956	435,799
		1,938,502
Professional services: 0.59%
Automatic Data Processing, Inc.	11,149	2,661,155
Broadridge Financial Solutions, Inc.	3,219	634,143
Dayforce, Inc.†	4,301	213,330
Equifax, Inc.	3,367	816,363
Jacobs Solutions, Inc.	3,411	476,551
Leidos Holdings, Inc.	3,683	537,276
Paychex, Inc.	8,726	1,034,554
Paycom Software, Inc.	1,310	187,382
Verisk Analytics, Inc.	3,886	1,047,471
		7,608,225
Trading companies & distributors: 0.25%
Fastenal Co.	15,595	979,990
United Rentals, Inc.	1,814	1,173,168
WW Grainger, Inc.	1,191	1,074,568
		3,227,726
Information technology: 31.66%
Communications equipment: 0.78%
Arista Networks, Inc.†	6,914	2,423,219
Cisco Systems, Inc.	110,294	5,240,068
F5, Inc.†	1,596	274,879
Juniper Networks, Inc.	8,852	322,744
Motorola Solutions, Inc.	4,543	1,753,825
		10,014,735
See accompanying notes to portfolio of investments
10 | Allspring Index Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 0.58%
Amphenol Corp. Class A	32,719	$2,204,279
CDW Corp.	3,661	819,478
Corning, Inc.	21,000	815,850
Jabil, Inc.	3,285	357,375
Keysight Technologies, Inc.†	4,755	650,246
TE Connectivity Ltd.	8,341	1,254,737
Teledyne Technologies, Inc.†	1,292	501,270
Trimble, Inc.†	6,652	371,980
Zebra Technologies Corp. Class A†	1,401	432,811
		7,408,026
IT services: 1.02%
Accenture PLC Class A	17,126	5,196,199
Akamai Technologies, Inc.†	4,149	373,742
Cognizant Technology Solutions Corp. Class A	13,543	920,924
EPAM Systems, Inc.†	1,579	297,026
Gartner, Inc.†	2,115	949,762
GoDaddy, Inc. Class A†	3,839	536,347
International Business Machines Corp.	25,021	4,327,382
VeriSign, Inc.†	2,360	419,608
		13,020,990
Semiconductors & semiconductor equipment: 11.74%
Advanced Micro Devices, Inc.†	44,026	7,141,457
Analog Devices, Inc.	13,508	3,083,336
Applied Materials, Inc.	22,633	5,341,162
Broadcom, Inc.	11,866	19,051,219
Enphase Energy, Inc.†	3,706	369,525
First Solar, Inc.†	2,916	657,441
Intel Corp.	115,955	3,591,126
KLA Corp.	3,667	3,023,478
Lam Research Corp.	3,561	3,791,931
Microchip Technology, Inc.	14,719	1,346,789
Micron Technology, Inc.	30,163	3,967,339
Monolithic Power Systems, Inc.	1,326	1,089,548
NVIDIA Corp.	670,025	82,774,889
NXP Semiconductors NV	6,964	1,873,943
ON Semiconductor Corp.†	11,719	803,337
Qorvo, Inc.†	2,630	305,185
QUALCOMM, Inc.	30,453	6,065,629
Skyworks Solutions, Inc.	4,370	465,755
Teradyne, Inc.	4,252	630,529
Texas Instruments, Inc.	24,800	4,824,344
		150,197,962
Software: 10.72%
Adobe, Inc.†	12,203	6,779,255
ANSYS, Inc.†	2,378	764,527
Autodesk, Inc.†	5,827	1,441,891
See accompanying notes to portfolio of investments
Allspring Index Fund | 11

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Software(continued)
Cadence Design Systems, Inc.†	7,413	$2,281,351
Crowdstrike Holdings, Inc. Class A†	6,283	2,407,583
Fair Isaac Corp.†	673	1,001,868
Fortinet, Inc.†	17,271	1,040,923
Gen Digital, Inc.	15,009	374,925
Intuit, Inc.	7,626	5,011,883
Microsoft Corp.	202,446	90,483,240
Oracle Corp.	43,422	6,131,186
Palo Alto Networks, Inc.†	8,801	2,983,627
PTC, Inc.†	3,262	592,607
Roper Technologies, Inc.	2,916	1,643,633
Salesforce, Inc.	26,456	6,801,838
ServiceNow, Inc.†	5,584	4,392,765
Synopsys, Inc.†	4,155	2,472,474
Tyler Technologies, Inc.†	1,156	581,214
		137,186,790
Technology hardware, storage & peripherals: 6.82%
Apple, Inc.	392,619	82,693,414
Hewlett Packard Enterprise Co.	35,410	749,630
HP, Inc.	23,508	823,250
NetApp, Inc.	5,621	723,985
Seagate Technology Holdings PLC	5,319	549,293
Super Micro Computer, Inc.†	1,372	1,124,148
Western Digital Corp.†	8,894	673,898
		87,337,618
Materials: 2.10%
Chemicals: 1.39%
Air Products & Chemicals, Inc.	6,055	1,562,493
Albemarle Corp.	3,201	305,759
Celanese Corp.	2,737	369,194
CF Industries Holdings, Inc.	4,979	369,043
Corteva, Inc.	18,985	1,024,051
Dow, Inc.	19,154	1,016,120
DuPont de Nemours, Inc.	11,389	916,701
Eastman Chemical Co.	3,205	313,994
Ecolab, Inc.	6,923	1,647,674
FMC Corp.	3,400	195,670
International Flavors & Fragrances, Inc.	6,955	662,185
Linde PLC	13,094	5,745,778
LyondellBasell Industries NV Class A	7,007	670,290
Mosaic Co.	8,754	252,991
PPG Industries, Inc.	6,411	807,081
Sherwin-Williams Co.	6,354	1,896,224
		17,755,248
See accompanying notes to portfolio of investments
12 | Allspring Index Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Construction materials: 0.14%
Martin Marietta Materials, Inc.	1,679	$909,682
Vulcan Materials Co.	3,602	895,746
		1,805,428
Containers & packaging: 0.20%
Amcor PLC	39,369	385,029
Avery Dennison Corp.	2,194	479,718
Ball Corp.	8,454	507,409
International Paper Co.	9,461	408,242
Packaging Corp. of America	2,428	443,256
Westrock Co.	7,032	353,428
		2,577,082
Metals & mining: 0.37%
Freeport-McMoRan, Inc.	39,128	1,901,621
Newmont Corp.	31,410	1,315,137
Nucor Corp.	6,531	1,032,420
Steel Dynamics, Inc.	4,023	520,978
		4,770,156
Real estate: 2.10%
Health care REITs: 0.24%
Alexandria Real Estate Equities, Inc.	4,287	501,450
Healthpeak Properties, Inc.	19,170	375,732
Ventas, Inc.	11,025	565,142
Welltower, Inc.	16,286	1,697,815
		3,140,139
Hotel & resort REITs: 0.03%
Host Hotels & Resorts, Inc.	19,204	345,288
Industrial REITs : 0.22%
Prologis, Inc.	25,219	2,832,346
Office REITs : 0.02%
Boston Properties, Inc.	3,936	242,300
Real estate management & development: 0.12%
CBRE Group, Inc. Class A†	8,215	732,039
CoStar Group, Inc.†	11,123	824,659
		1,556,698
Residential REITs : 0.28%
AvalonBay Communities, Inc.	3,868	800,250
Camden Property Trust	2,902	316,637
Equity Residential	9,394	651,380
Essex Property Trust, Inc.	1,749	476,078
Invitation Homes, Inc.	15,684	562,899
See accompanying notes to portfolio of investments
Allspring Index Fund | 13

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	3,182	$453,785
UDR, Inc.	8,252	339,570
		3,600,599
Retail REITs : 0.27%
Federal Realty Investment Trust	2,034	205,373
Kimco Realty Corp.	18,178	353,744
Realty Income Corp.	23,719	1,252,838
Regency Centers Corp.	4,479	278,594
Simon Property Group, Inc.	8,878	1,347,680
		3,438,229
Specialized REITs : 0.92%
American Tower Corp.	12,720	2,472,514
Crown Castle, Inc.	11,836	1,156,377
Digital Realty Trust, Inc.	8,839	1,343,970
Equinix, Inc.	2,585	1,955,811
Extra Space Storage, Inc.	5,767	896,249
Iron Mountain, Inc.	7,985	715,616
Public Storage	4,308	1,239,196
SBA Communications Corp.	2,927	574,570
VICI Properties, Inc.	28,415	813,806
Weyerhaeuser Co.	19,857	563,740
		11,731,849
Utilities: 2.21%
Electric utilities: 1.45%
Alliant Energy Corp.	6,983	355,435
American Electric Power Co., Inc.	14,358	1,259,771
Constellation Energy Corp.	8,587	1,719,719
Duke Energy Corp.	21,022	2,107,035
Edison International	10,480	752,569
Entergy Corp.	5,816	622,312
Evergy, Inc.	6,263	331,751
Eversource Energy	9,595	544,132
Exelon Corp.	27,239	942,742
FirstEnergy Corp.	14,109	539,951
NextEra Energy, Inc.	55,963	3,962,740
NRG Energy, Inc.	5,679	442,167
PG&E Corp.	58,210	1,016,347
Pinnacle West Capital Corp.	3,093	236,243
PPL Corp.	20,095	555,627
Southern Co.	29,783	2,310,267
Xcel Energy, Inc.	15,135	808,360
		18,507,168
Gas utilities: 0.04%
Atmos Energy Corp.	4,110	479,431
See accompanying notes to portfolio of investments
14 | Allspring Index Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.09%
AES Corp.	19,358	$340,120
Vistra Corp.	8,896	764,878
		1,104,998
Multi-utilities: 0.58%
Ameren Corp.	7,264	516,543
CenterPoint Energy, Inc.	17,425	539,827
CMS Energy Corp.	8,134	484,217
Consolidated Edison, Inc.	9,420	842,337
Dominion Energy, Inc.	22,832	1,118,768
DTE Energy Co.	5,637	625,763
NiSource, Inc.	12,211	351,799
Public Service Enterprise Group, Inc.	13,567	999,888
Sempra	17,238	1,311,122
WEC Energy Group, Inc.	8,603	674,991
		7,465,255
Water utilities: 0.05%
American Water Works Co., Inc.	5,307	685,452
Total common stocks (Cost $282,081,624)		1,248,648,585

		Yield
Short-term investments: 2.24%
Investment companies: 2.24%
Allspring Government Money Market Fund Select Class♠∞		5.25%	28,690,948	28,690,948
Total short-term investments (Cost $28,690,948)				28,690,948
Total investments in securities (Cost $310,772,572)	99.82%			1,277,339,533
Other assets and liabilities, net	0.18			2,302,587
Total net assets	100.00%			$1,279,642,120

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Index Fund | 15

Portfolio of investments—June 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$23,506,827	$23,537,550	$(18,353,429)	$0	$0	$28,690,948	28,690,948	$281,134
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	113	9-20-2024	$31,093,404	$31,196,475	$103,071	$0
See accompanying notes to portfolio of investments
16 | Allspring Index Fund

Notes to portfolio of investments—June 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Index Fund | 17

Notes to portfolio of investments—June 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$116,669,459	$0	$0	$116,669,459
Consumer discretionary	124,296,105	0	0	124,296,105
Consumer staples	72,025,692	0	0	72,025,692
Energy	45,567,756	0	0	45,567,756
Financials	155,027,152	0	0	155,027,152
Health care	146,329,623	0	0	146,329,623
Industrials	101,529,011	0	0	101,529,011
Information technology	405,166,121	0	0	405,166,121
Materials	26,907,914	0	0	26,907,914
Real estate	26,887,448	0	0	26,887,448
Utilities	28,242,304	0	0	28,242,304
Short-term investments
Investment companies	28,690,948	0	0	28,690,948
	1,277,339,533	0	0	1,277,339,533
Futures contracts	103,071	0	0	103,071
Total assets	$1,277,442,604	$0	$0	$1,277,442,604
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of June 30, 2024, $1,664,201 was segregated as cash collateral for these open futures contracts.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
18 | Allspring Index Fund